Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012
Cash and cash equivalents:
Interest-bearing	$ 17,795,000	$ 53,403,000
Non-interest bearing and vault	7,972,000	13,536,000
Restricted cash	12,236,000	13,146,000
Available-for-sale securities, at fair value	265,000,000	280,169,000
Held-to-maturity securities, at amortized cost	26,241,000	14,826,000
Federal Home Loan Bank (“FHLB”) of Seattle stock, at cost	2,228,000	2,269,000
Loans held for sale	721,000	1,684,000
Loans receivable, net	520,239,000	520,768,000
Accrued interest receivable	4,310,000	4,320,000
Office properties and equipment, net	35,420,000	35,453,000
Bank-owned life insurance (BOLI)	9,725,000	9,472,000
Other real estate owned (“OREO”)	4,236,000	4,951,000
Prepaid expenses and other assets	17,641,000	18,142,000
Total assets	923,764,000	972,139,000
LIABILITIES
Deposits	711,072,000	748,934,000
Securities sold subject to repurchase agreements	64,409,000	76,738,000
Advances from Federal Home Loan Bank	4,000,000	4,000,000
Unexercised stock warrant liability	1,004,000	828,000
Cashier checks issued and payable	3,174,000	2,024,000
Accrued interest payable	307,000	1,185,000
Other borrowings	16,527,000	16,527,000
Accrued expenses and other liabilities	8,321,000	7,469,000
Total liabilities	808,814,000	857,705,000
STOCKHOLDERS’ EQUITY
Preferred stock, Series A, 27,000 shares issued and outstanding as of September 30, 2013 and December 31, 2012, respectively; liquidation preference of $1,000 per share	26,894,000	26,527,000
Accumulated other comprehensive income (loss), net of tax	(331,000)	3,529,000
Accumulated deficit	(39,912,000)	(43,931,000)
Total stockholders’ equity	114,950,000	114,434,000
Total liabilities and stockholders’ equity	923,764,000	972,139,000
Voting common stock
STOCKHOLDERS’ EQUITY
Common stock	96,358,000	96,368,000
Non-voting common stock
STOCKHOLDERS’ EQUITY
Common stock	$ 31,941,000	$ 31,941,000